EQUITY METHOD INVESTMENTS	12 Months Ended
Dec. 31, 2016
Equity Method Investments And Joint Ventures [Abstract]
EQUITY METHOD INVESTMENTS

7. EQUITY METHOD INVESTMENTS

Ohio Gathering owns, operates and is currently developing midstream infrastructure consisting of a liquids-rich natural gas gathering system, a dry natural gas gathering system and a condensate stabilization facility in the Utica Shale Play in southeastern Ohio. Ohio Gathering provides gathering services pursuant to primarily long-term, fee-based gathering agreements, which include acreage dedications.

In January 2014, Summit Investments acquired a 1% ownership interest in Ohio Gathering from Blackhawk Midstream, LLC ("Blackhawk") for $190.0 million. Concurrent with this acquisition, Summit Investments made an $8.4 million capital contribution to Ohio Gathering to maintain its 1% ownership interest.

The ownership interest Summit Investments acquired from Blackhawk included an option to increase the holder's ownership interest in Ohio Gathering to 40% (the "Option").  In May 2014, Summit Investments exercised the Option to increase its ownership to 40% (the "Option Exercise") and made the following payments (i) $326.6 million of capital contribution true-ups, (ii) $50.4 million of additional capital contributions to maintain its 40% ownership interest and (iii) $5.4 million of management fee payments that were recognized as capital contributions in its Ohio Gathering capital accounts. Concurrent with and subsequent to the Option Exercise, the non-affiliated owners have retained their respective 60% ownership interest in Ohio Gathering (the "Non-affiliated Owners").

Summit Investments accounted for its initial ownership interests in Ohio Gathering under the cost method due to its ownership percentage and because it determined that it was not the primary beneficiary.  Subsequent to the Option Exercise, Summit Investments accounted for its ownership interests in Ohio Gathering as equity method investments because it had joint control with the Non-affiliated Owners, which gave it significant influence.  This shift from the cost method to the equity method required that Summit Investments retrospectively reflect its investment in Ohio Gathering and the associated results of operations as if it had been utilizing the equity method since the inception of its investment.

Summit Investments recognized the $190.0 million that it paid to Blackhawk as an investment in Ohio Gathering at inception. In addition, Ohio Gathering had assigned a value of $7.5 million to the Option, recognized it initially as an asset and concurrently attributed the value of the Option to Blackhawk's capital account.  Upon acquiring Blackhawk's interest, the Option was reclassified from Blackhawk's capital account to Summit Investments' capital account in Ohio Gathering's records.  Neither of these transactions involved a flow of funds to or from Ohio Gathering.  As such, they created a basis difference between its recorded investment in equity method investees and that recognized and attributed to Summit Investments by Ohio Gathering.  In accordance with the retrospective recognition triggered by the Option Exercise, in February 2014, Summit Investments began amortizing these basis differences over the weighted-average remaining life of the contracts underlying Ohio Gathering's operations. The impact of amortizing these two basis differences resulted in a net decrease to Summit Investments' investment in equity method investees.

Subsequent to the Option Exercise, Summit Investments continued to make capital contributions to Ohio Gathering along with receiving distributions such that it maintained its 40% ownership interest through the 2016 Drop Down.  Subsequent to the 2016 Drop Down, SMLP began making contributions and receiving distributions and will also continue amortizing the two basis differences, as noted above.

In June 2016, an impairment loss was recognized by OCC. We recorded our 40% share of the impairment loss, or $37.8 million, in loss from equity method investees in the consolidated statements of operations.

A reconciliation of our 40% ownership interest in Ohio Gathering to our investment per Ohio Gathering's books and records follows.

	2016	2015
	(In thousands)
Investment in equity method investees, December 31	$707,415	$751,168
December cash distributions	3,172	3,472
December cash contributions	(5,318)	—
Basis difference	(143,536)	(156,888)
Investment in equity method investees, net of basis difference, November 30	$561,733	$597,752

Summarized balance sheet information for OGC and OCC follows (amounts represent 100% of investee financial information).

	November 30, 2016		November 30, 2015
	OGC	OCC	OGC	OCC
	(In thousands)
Current assets	$43,797	$2,546	$42,053	$6,633
Noncurrent assets	1,330,199	31,195	1,333,726	127,663
Total assets	$1,373,996	$33,741	$1,375,779	$134,296

Current liabilities	$22,067	$3,448	$34,996	$6,234
Noncurrent liabilities	8,396	13,111	5,538	12,545
Total liabilities	$30,463	$16,559	$40,534	$18,779

Summarized statements of operations information for OGC and OCC follows (amounts represent 100% of investee financial information).

	Twelve months ended November 30, 2016		Twelve months ended November 30, 2015		Ten months ended November 30, 2014
	OGC	OCC	OGC	OCC	OGC	OCC
	(In thousands)
Total revenues	$148,662	$15,791	$120,623	$9,467	$45,313	$—
Total operating expenses	96,647	111,528	96,948	15,633	64,166	2,208
Net income (loss)	52,009	(94,230)	23,655	(6,852)	(18,853)	(2,208)